Retirement Benefit Plan - Summary of Forecast Life Expectancies for BTPS Members Aged 60 (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Male in Lower Pay Bracket [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	25 years 8 months 12 days	25 years 9 months 18 days
Male in Medium Pay Bracket [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	27 years	27 years 1 month 6 days
Male in Higher Pay Bracket [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	28 years 6 months	28 years 6 months
Female in Lower Pay Bracket [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	28 years 6 months	28 years 6 months
Female in Higher Pay Bracket [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	28 years 8 months 12 days	28 years 8 months 12 days
Average Improvement for a Member Retiring at Age 60 in 10 Years Time [Member]
Disclosure of defined benefit plans [Line Items]
Number of years	8 months 12 days	8 months 12 days